STOCK-BASED COMPENSATION (Details Narrative) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares	3,125
Stock Issued During Period, Shares, Issued for Services | shares	3,125
Employee Benefits and Share-Based Compensation | $	$ 2.4
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.28
Minimum [Member]
Shares Issued, Price Per Share	0.74
Maximum [Member]
Shares Issued, Price Per Share	$ 0.84